COMMON STOCK (Details Narrative) - USD ($)			1 Months Ended
	Jun. 04, 2020	May 12, 2020	Feb. 19, 2021	Sep. 30, 2022	Jul. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Jun. 30, 2021	Apr. 30, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Jan. 31, 2020
Common stock, par value					$ 0.001		$ 0.001		$ 0.001			$ 0.001
IPO [Member]
Price, per share (in Dollars per share)											$ 24.00		$ 84.00
Ayala Pharmaceuticals Inc [Member]
Shares issued		3,940,689
Partial exercise shares		274,022
Net proceeds (in Dollars)	$ 52,200,000
Conversion of aggregate common stock shares		3,715,222
Common stock, par value				$ 0.01		$ 0.01				$ 0.01
Issuance costs (in Dollars)			$ 1,715,000
Outstanding shares			1,799,999
Aggregate of common stock value (in Dollars)								$ 200,000,000.0
Total common stock shares						827,094
Gross proceeds of common stock (in Dollars)						$ 10,400,000
Ayala Pharmaceuticals Inc [Member] | Common Stock [Member]
Shares issued		200,000,000
Common stock, par value				$ 0.001
Ayala Pharmaceuticals Inc [Member] | Preferred Stock [Member]
Shares issued		10,000,000
Ayala Pharmaceuticals Inc [Member] | IPO [Member]
Shares issued		274,022
Price, per share (in Dollars per share)		$ 15.00
Net proceeds (in Dollars)		$ 52,800,000
Ayala Pharmaceuticals Inc [Member] | Private Placement [Member]
Aggregate of common stock shares			333,333
Common stock, par value			$ 0.01
Aggregate purchase price (in Dollars)			$ 19,986,661.67
Aggregate of common warrants shares			466,666
Ayala Pharmaceuticals Inc [Member] | Common Warrants [Member]
Aggregate of common stock shares			116,666
Common stock exercise price (in Dollars per share)			$ 18.10
Aggregate purchase price (in Dollars)			$ 4,999,995.00
Ayala Pharmaceuticals Inc [Member] | Prefunded Warrants [Member]
Aggregate of common stock shares			1,333,333
Common stock exercise price (in Dollars per share)			$ 0.01